UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Premium Dividend Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Ticker | PDT

Premium Dividend Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Preferred Securities 108.0% (69.2% of Total Investments)		$734,513,399

(Cost $753,863,042)

Consumer Staples 2.9%		19,593,843

Food & Staples Retailing 2.9%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	224,250	19,593,843

Financials 59.3%		403,215,334

Capital Markets 10.0%
Morgan Stanley, 7.125% (Z)	300,000	7,818,000
State Street Corp., 5.250% (Z)	1,095,000	24,155,700
The Bank of New York Mellon Corp., 5.200% (Z)	505,000	10,796,900
The Goldman Sachs Group, Inc., 5.950% (Z)	860,000	19,178,000
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	250,000	5,900,000

Commercial Banks 18.5%
Barclays Bank PLC, Series 3, 7.100% (Z)	192,500	4,885,650
Barclays Bank PLC, Series 5, 8.125% (Z)	310,000	7,914,300
BB&T Corp., 5.625% (Z)	800,000	17,280,000
BB&T Corp., (Callable 11-1-17), 5.200%	120,000	2,414,400
BB&T Corp., (Callable 6-1-18), 5.200% (Z)	235,000	4,737,600
PNC Financial Services Group, Inc., 5.375%	175,000	3,652,250
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%), 6.125% (Z)	311,600	7,939,568
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	259,600	6,876,804
Santander Holdings USA, Inc., Series C, 7.300%	500,000	12,555,000
U.S. Bancorp, 5.150% (Z)	700,000	14,623,000
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%),
6.000%	160,000	4,409,600
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%),
6.500% (Z)	351,000	9,529,650
Wells Fargo & Company, 8.000% (Z)	1,017,000	28,994,670

Consumer Finance 6.7%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	459,000	10,836,990
HSBC USA, Inc., 2.858%	313,000	14,460,600
SLM Corp., Series A, 6.970%	445,500	20,559,825

Diversified Financial Services 15.5%
Bank of America Corp., 6.375% (Z)	1,010,000	24,684,400
Bank of America Corp., 6.625% (Z)	360,000	9,158,400
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	630,000	15,498,000
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (Z)	338,830	10,063,251
Deutsche Bank Capital Funding Trust VIII, 6.375%	95,000	2,356,950
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	287,000	7,235,270
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	662,000	17,437,080
JPMorgan Chase & Company, 5.450% (Z)	630,000	13,293,000
JPMorgan Chase & Company, 5.500% (Z)	230,000	4,878,300
JPMorgan Chase & Company, 6.700%	35,000	868,000

Insurance 7.1%
Aegon NV, 6.500%	81,512	1,988,078
MetLife, Inc., Series B, 6.500% (Z)	1,430,000	35,649,900

1

Premium Dividend Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Principal Financial Group, Inc., Series B (6.518% to 6-30-35, then higher of 10 year CMT, or 30 year CMT or 3 month LIBOR +
2.100%), 6.518%	55,000	$1,347,500
Prudential Financial, Inc., 5.750%	50,000	1,112,500
Prudential PLC, 6.750% (Z)	180,103	4,542,198
W.R. Berkley Corp., 5.625%	170,000	3,626,100

Real Estate Investment Trusts 1.5%
Kimco Realty Corp., 6.000%	10,000	223,500
Senior Housing Properties Trust, 5.625% (Z)	425,000	8,376,750
Ventas Realty LP, 5.450%	63,000	1,357,650

Industrials 0.4%		3,056,400

Machinery 0.4%
Stanley Black & Decker, Inc., 5.750%	135,000	3,056,400

Telecommunication Services 6.9%		46,648,785

Diversified Telecommunication Services 4.3%
Qwest Corp., 6.125%	107,500	2,209,125
Qwest Corp., 7.375% (Z)	1,021,000	25,535,210
Touch America Holdings, Inc., 6.875% (I)	161,778	0
Verizon Communications, Inc., 5.900%	60,000	1,500,000

Wireless Telecommunication Services 2.6%
Telephone & Data Systems, Inc., 5.875%	95,000	1,956,050
Telephone & Data Systems, Inc., 6.625% (Z)	285,000	6,731,700
Telephone & Data Systems, Inc., 6.875% (Z)	170,000	4,136,100
United States Cellular Corp., 6.950% (Z)	185,000	4,580,600

Utilities 38.5%		261,999,037

Electric Utilities 33.7%
Alabama Power Company, 5.200% (Z)	1,180,000	29,051,600
Baltimore Gas & Electric Company, Series 1993, 6.700%	20,250	2,047,781
Baltimore Gas & Electric Company, Series 1995, 6.990%	134,000	13,588,444
Duke Energy Corp., 5.125% (Z)	180,000	3,857,400
Duquesne Light Company, 6.500%	519,900	25,605,075
Entergy Arkansas, Inc., 6.450%	350,000	8,662,500
Entergy Mississippi, Inc., 6.250%	667,000	16,487,440
Gulf Power Company, 5.600%	51,250	4,333,280
HECO Capital Trust III, 6.500%	181,000	4,620,930
Interstate Power & Light Company, 5.100%	1,440,000	30,916,800
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	320,000	6,998,400
NextEra Energy Capital Holdings, Inc., 5.125% (Z)	300,000	5,955,000
NSTAR Electric Company, 4.780% (Z)	100,000	10,075,000
NSTAR Electric Company, 4.250% (Z)	13,347	1,174,536
PPL Capital Funding, Inc., 5.900%	1,345,000	30,585,300
SCE Trust I, 5.625%	232,000	5,022,800
SCE Trust II, 5.100%	1,250,000	24,625,000
Union Electric Company, 3.700%	12,262	1,192,863
Virginia Electric & Power Company, 6.980%	45,500	4,555,688

Multi-Utilities 4.8%
BGE Capital Trust II, 6.200% (Z)	690,000	16,836,000
DTE Energy Company, 5.250%	245,000	5,132,750
DTE Energy Company, 6.500% (Z)	180,000	4,455,000

2

Premium Dividend Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Utilities (continued)

Integrys Energy Group, Inc., 6.000%	255,000	$6,219,450

	Shares	Value

Common Stocks 48.1% (30.8% of Total Investments)		$326,560,886

(Cost $245,439,306)

Energy 6.4%		43,761,760

Oil, Gas & Consumable Fuels 6.4%
Chevron Corp. (Z)	60,000	6,697,800
ConocoPhillips (Z)	150,000	9,742,500
ONEOK, Inc.	24,000	1,643,760
Royal Dutch Shell PLC, ADR	33,000	2,280,300
Spectra Energy Corp. (Z)	460,000	16,537,000
Total SA, ADR (Z)	120,000	6,860,400

Telecommunication Services 4.2%		28,233,800

Diversified Telecommunication Services 4.2%
AT&T, Inc. (Z)	415,000	13,827,800
Verizon Communications, Inc. (Z)	300,000	14,406,000

Utilities 37.5%		254,565,326

Electric Utilities 17.8%
American Electric Power Company, Inc. (Z)	200,000	9,762,000
Duke Energy Corp. (Z)	275,000	19,420,500
Entergy Corp.	100,000	6,303,000
FirstEnergy Corp. (Z)	500,000	15,745,000
Northeast Utilities	550,000	24,090,000
OGE Energy Corp.	345,000	11,754,150
Pinnacle West Capital Corp.	50,000	2,631,500
PPL Corp.	220,000	6,725,400
The Southern Company	75,000	3,093,000
UIL Holdings Corp. (Z)	280,000	10,827,600
Xcel Energy, Inc. (Z)	360,000	10,407,600

Gas Utilities 1.5%
AGL Resources, Inc. (Z)	110,550	5,282,079
Atmos Energy Corp. (Z)	100,000	4,801,000

Multi-Utilities 18.2%
Alliant Energy Corp. (Z)	400,000	20,784,000
Black Hills Corp. (Z)	190,000	10,417,700
Dominion Resources, Inc. (Z)	195,000	13,242,450
DTE Energy Company (Z)	250,000	17,055,000
Integrys Energy Group, Inc. (Z)	219,262	11,914,697
National Grid PLC, ADR (Z)	210,000	13,603,800
NiSource, Inc.	445,000	15,294,650
Public Service Enterprise Group, Inc.	45,000	1,500,300
TECO Energy, Inc.	725,000	11,875,500
Vectren Corp. (Z)	220,000	8,034,400

3

Premium Dividend Fund
As of 1-31-14 (Unaudited)

Total investments (Cost $999,302,348)† 156.1%	$1,061,074,285

Other assets and liabilities, net (56.1%)	($381,143,815)

Total net assets 100.0%	$679,930,470

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

CMT Constant Maturity Treasury

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-14 was $546,231,239.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,001,567,978. Net unrealized appreciation aggregated $59,506,307, of which $107,480,625 related to appreciated investment securities and $47,974,318 related to depreciated investment securities.

4

Premium Dividend Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/14	Price	Inputs	Inputs
Preferred Securities
Consumer Staples	$19,593,843	—	$19,593,843	—
Financials	403,215,334	$403,215,334	—	—
Industrials	3,056,400	3,056,400	—	—
Telecommunication Services	46,648,785	46,648,785	—	—
Utilities	261,999,037	201,056,041	60,942,996	—
Common Stocks
Energy	43,761,760	43,761,760	—	—
Telecommunication Services	28,233,800	28,233,800	—	—
Utilities	254,565,326	254,565,326	—	—

Total Investments in Securities	$1,061,074,285	$980,537,446	$80,536,839	—
Other Financial Instruments:
Interest Rate Swaps	($1,910,080)	—	($1,910,080)	—

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps).

5

Premium Dividend Fund
As of 1-31-14 (Unaudited)

Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2014, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2014.

	USD Notional	Payments Made by	Payments Received	Maturity
Counterparty	Amount	Fund	by Fund	Date	Market Value

Morgan Stanley Capital Services	$82,000,000	Fixed 1.4625%	3-Month LIBOR (a)	Aug 2016	($2,239,174)

Morgan Stanley Capital Services	82,000,000	Fixed 0.8750%	3-Month LIBOR (a)	Jul 2017	329,094

Total	$164,000,000				($1,910,080)

(a) At 1-31-14, the 3-month LIBOR rate was 0.2366%

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Premium Dividend Fund.

P2Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014